UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1210 Broadcasting Road
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          November 15,2004

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   101

Form 13F information Table Value Total:   $369,577



List of Other Included Managers:




    09/30/04
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2515   59,375                                        59375
ADELPHIA COMMUN.   COM   006848105            5   14,253                                        14253
ADOBE SYSTEMS      COM   00724F101         3515   71,057                                        71057
AIR PRODUCTS       COM   009158106          263    4,830                                         4830
AMERICAN INTL      COM   026874107         7335  107,878                                       107878
AMGEN              COM   031162100         3614   63,610                                        63610
ANHEUSER BUSCH     COM   035229103         4195   83,975                                        83975
AUTOMATIC DATA     COM   053015103         3136   75,900                                        75900
BANKAMERICA        COM   060505104         2040   47,086                                        47086
BANK OF NEW YORK   COM   064057102          478   16,396                                        16396
BAXTER INTL        COM   071813109          282    8,768                                         8768
BECTON DICKINSON   COM   075887109         2338   45,225                                        45225
BENIHANA           COM   082047200         5480  409,575                                       299575            110,000
BORDERS            COM   099709107         4667  188,200                                       108200             80,000
BROOKSTONE         COM   114537103         5634  298,237                                       164487            133,750
B P AMOCO          COM   055622104         1152   20,021                                        20021
CAPITAL AUTOMOTIV  COM   139733109         9935  317,725                                       222725             95,000
CARPENTER TECH     COM   144285103          556   11,647                                        11647
CERADYNE           COM   156710105         6787  154,560                                        75810             78,750
CHUBB              COM   171232101          213    3,030                                         3030
COCA COLA          COM   191216100          200    5,000                                         5000
CHEVRON/TEXACO     COM   166764100          990   18,456                                        18456
C H ROBINSON       COM   12541W100          579   18,950                                        18950
CITIGROUP          COM   172967101         2213   50,163                                        50163
COLGATE            COM   194162103         2136   47,275                                        47275
CONAGRA            COM   205887102         1239   48,175                                        48175
CSX                COM   126408103         3132   94,350                                        94350

  COLUMN TOTALS                           74629

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         7312  299,050                                       197050             102,000
DOVER CORP         COM   260003108         3469   89,250                                        89250
DU PONT            COM   263534109          304    7,100                                         7100
DUKE ENERGY        COM   264399106          208    9,067                                         9067
EMBREX             COM   290817105         8471  626,550                                       466550             160,000
EDGE PETROLEUM     COM   279862106         8003  501,101                                       399101             102,000
EMERSON ELECTRIC   COM   291011104         1287   20,801                                        20801
EURONET WORLDWIDE  COM   298736109         1584   84,600                                        84600
EVERGREEN RES      COM   299900308         2389   60,700                                        60700
GANNETT            COM   364730101         6730   80,350                                        80350
GENERAL DYNAMICS   COM   369550108         2942   28,810                                        28810
GENERAL ELECTRIC   COM   369604103         9545  284,252                                       284252
GENTEX             COM   371901109         7798  221,975                                       147875             74,100
GILLETTE           COM   375766102          674   16,150                                        16150
GLAXO HOLDINGS     COM   37733W105          371    8,493                                         8493
W W GRAINGER       COM   384802104         3818   66,225                                        66225
H J HEINZ          COM   423074103          897   24,911                                        24911
HERSHEY FOODS      COM   427866108         2295   49,138                                        49138
IBM                COM   459200101         1162   13,550                                        13550
INGERSOLL RAND     COM   456866102         2035   29,935                                        29935
IMAX CORP          COM   45245E109         59681,059,950                                       799950            260,000
INTEL              COM   458140100         2445  121,889                                       121889
INTL GAME TECH     COM   459902102         4715  131,150                                       131150
JOHNSON & JOHNSON  COM   478160104         2355   41,805                                        41805
KENSEY NASH        COM   490057106         9610  366,950                                       235950             131,000
KIMBERLY CLARK     COM   494368103         3497   54,138                                        54138
LILLY, ELI         COM   532457108         3754   62,520                                        62520
LITHIA MOTORS      COM   536797103         7865  369,950                                       258350             111,600

  COLUMN TOTALS                          111503


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         5404   99,426                                        99426
LIVEPERSON         COM   538146101         2494  762,650                                       508650            254,000
MEADE INSTRUMENT   COM   583062104         36161,162,750                                      1036750            126,000
MEDTRONIC          COM   585055106         5946  114,565                                       114565
McGRAW HILL        COM   580645109         1163   14,600                                        14600
MELLON BANK        COM   58551A108         3579  129,250                                       129250
MERCK              COM   589331107          404   12,232                                        12232
MICROSOFT          COM   594918104         3687  133,358                                       133358
3 M COMPANY        COM   885794101         3927   49,100                                        49100
PARKWAY PROP       COM   70159Q104         8726  187,868                                       128968              58,900
PENN NATL GAMING   COM   707569109        16944  419,401                                       300501             118,900
PEPSICO            COM   713448108         7067  145,254                                       145254
PERF. FOOD GROUP   COM   713755106         4835  204,016                                       138216              65,800
PFIZER             COM   717081103         6170  201,619                                       201619
PIXELWORKS         COM   72581M107         2578  257,500                                       137500             120,000
PNC FINANCIAL      COM   693475105          544   10,047                                        10047
PROCTOR & GAMBLE   COM   742181109         3836   70,876                                        70876
PUBLIC STORAGE     COM   74460D109          493    9,950                                         9950

  COLUMN TOTALS                           81413
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101         8916  300,099                                       260299              39,800
ROCK OF AGES       COM   772632105         2343  307,850                                       170950             136,900
SBC COMMUNICATION  COM   78387G103          579   22,298                                        22298
SCHERING PLOUGH    COM   806605101          443   23,250                                        23250
SARA LEE           COM   803111103          272   11,911                                        11911
SCHLUMBERGER       COM   806857108          518    7,700                                         7700
SKYWEST INC.       COM   830879102         3389  225,175                                       144075              81,100
S & P 500 INDEX D  COM   78462F103        13191  118,030                                       118030
STATE ST CORP      COM   857477103          933   21,850                                        21850
STRYKER CORP       COM   863667101          810   16,850                                        16850
SUNRISE ASSISTED   COM   86768K106          416   11,850                                        11850
SYSCO CORP         COM   871829107         4344  145,182                                       145182
TARGET             COM   87612E106         3025   66,850                                        66850
THOR INDUSTRIES    COM   885160101         5745  217,050                                       137050              80,000
TREX               COM   89531P105         3335   75,325                                        75325
UNION PACIFIC      COM   907818108          645   11,000                                        11000
UNITED HEALTH      COM   91324P102         2784   37,750                                        37750
UNITED TECHNOLOGI  COM   913017109          828    8,871                                         8871
UNIVERSAL ELECT.   COM   913483103         3062  182,475                                        57475             125,000
VERIZON            COM   92343V104         1284   35,475                                        35475
VENTIV HEALTH      COM   922793104         2854  168,400                                        83400              85,000
WACHOVIA           COM   929903102         4079   86,886                                        86886
WALGREEN           COM   931422109         6469  180,545                                       180545
WALMART            COM   931142103         6853  128,821                                       128821
WRIGLEY            COM   982526105         3784   59,770                                        59770
EXXON MOBIL        COM   30231G102        10499  217,234                                       217234
DENTSPLY INTL      COM   249030107        10632  204,702                                       204702
  COLUMN TOTALS                          102032
   FINAL TOTAL                         $369,577
